BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                            June 30, 1999
(Unaudited)

ISSUER                                                    SHARES        VALUE
--------------------------------------------------------------------------------
COMMON STOCKS -- 61.3%
--------------------------------------------------------------------------------
BASIC INDUSTRIES -- 15.6%
--------------------------------------------------------------------------------
Abbott Labs                                               72,000     $ 3,276,000
Alcoa Inc.                                                56,000       3,465,000
Bristol Meyers Squibb Co.                                 59,000       4,155,813
Dow Chemical Co.                                          14,000       1,776,250
E.I. du Pont
  De Nemours & Co.                                        50,000       3,415,625
Emerson Electric Co.                                      70,000       4,401,250
General Electric Co.                                      45,000       5,085,000
Honeywell Inc.                                            34,500       3,997,688
International Paper Co.                                   64,000       3,232,000
Pharmacia & Upjohn Inc.                                   63,000       3,579,188
Union Pacific Corp.                                       60,000       3,498,750
Unumprovident Corp.                                       28,000       1,533,000
                                                                      ----------
                                                                      41,415,564
                                                                      ----------
CONSUMER DURABLES -- 6.1%
--------------------------------------------------------------------------------
American Home
  Products Corp.                                           86,000      4,945,000
Dana Corp.                                                 60,000      2,763,750
Delphi Automotive Systems Corp.                            12,580        233,516
Ford Motor Co.                                             35,000      1,975,312
General Motors Corp.                                       18,000      1,188,000
Goodyear Tire and Rubber                                   30,000      1,764,375
Masco Corp.                                               115,000      3,320,625
                                                                      ----------
                                                                      16,190,578
                                                                      ----------
CONSUMER NON-DURABLES -- 3.2%
--------------------------------------------------------------------------------
Avon Products Inc.                                         59,000      3,274,500
H.J. Heinz Co.                                             35,000      1,754,375
Pepsico Inc.                                               95,000      3,675,312
                                                                      ----------
                                                                       8,704,187
                                                                      ----------
CONSUMER SERVICES-- 13.3%
--------------------------------------------------------------------------------
AT&T Corp.                                                 85,000      4,744,062
Bell Atlantic Corp.                                        48,200      3,151,075
Duke Energy Co.                                            75,000      4,078,125
Enron Corp.                                                69,000      5,640,750
McGraw HillCompanies Inc.                                  43,000      2,319,312
SBC Communications Inc.                                    78,000      4,524,000
Sprint Corp.                                               60,000      3,168,750
Unicom Corp.                                               85,000      3,277,812
Williams Companies Inc.                                   105,000      4,469,063
                                                                      ----------
                                                                      35,372,949
                                                                      ----------
FINANCE -- 14.2%
--------------------------------------------------------------------------------
Bank One Corp.                                             70,000      4,169,375
BankAmerica Corp.                                          42,600      3,123,112
Chase Manhattan Corp.                                      60,000      5,197,500
Chubb Corp.                                                45,000      3,127,500
Cigna Corp.                                                42,500      3,782,500
Hartford Financial Services Group                          59,000      3,440,438
J. P. Morgan Co. Inc.                                      22,000      3,091,000
Marsh & McLennan Companies Inc.                            48,000      3,624,000
Mellon Bank Corp.                                          90,000      3,273,750
Pitney Bowes Inc.                                          75,000      4,818,750
                                                                      ----------
                                                                      37,647,925
                                                                      ----------

PRODUCER MANUFACTURING  -- 6.2%
--------------------------------------------------------------------------------
BP Amoco PLC                                               29,000      3,146,500
Chevron Corp.                                              33,000      3,141,188
Exxon Corp.                                                19,200      1,480,800
Halliburton Co.                                            46,100      2,086,025
Mobil Corp.                                                49,700      4,920,300
Royal Dutch Petroleum Co.                                  27,000      1,626,750
                                                                      ----------
                                                                      16,401,563
                                                                      ----------

MISCELLANEOUS-- 2.7%
--------------------------------------------------------------------------------
Raytheon Co.                                         43,570            3,066,239
Xerox Corp.                                          70,000            4,134,375
                                                                      ----------
                                                                       7,200,614
                                                                      ----------
Total Common Stock
(Identified Cost $151,263,115)                                       162,933,380
                                                                     ===========

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS                                           JUNE 30, 1999
(Unaudited)


                                                     PRINCIPAL
ISSUER                                                AMOUNT            VALUE
--------------------------------------------------------------------------------
FIXED INCOME -- 44.5%
--------------------------------------------------------------------------------
ASSET BACKED SECURITIES -- 11.2%
--------------------------------------------------------------------------------
Aames Mortgage Trust
  6.59% due 6/15/24                                  $1,040,000       $1,044,170
Aircraft Financial Trust
  8.00% due 5/15/24                                   1,500,000        1,426,406
Asset Securitization Corp.
  Series 95 7.10% due 8/13/29                           508,489          513,253
  7.384% due 8/13/29                                  2,500,000        2,562,200
Asset Securitization Corp.
  Series 97 6.85% due 2/14/41                           600,000          587,982
Commercial Mortgage Acceptance Corp.
  5.80% due 5/15/06                                     520,075          507,177
Contimortgage Home Equity Loan
  6.13% due 3/15/13                                   1,100,000        1,095,523
Criimi Mae Commercial Mortgage
  7.00% due 11/2/11                                     600,000          460,219
Ford Credit Auto Owner Trust
  6.16% due 8/15/03                                   2,000,000        1,982,500
GMAC Commercial Mortgage
  6.42% due 8/15/08                                   1,100,000        1,063,227
  6.83% due 12/15/03                                  1,634,232        1,650,362
Green Tree Financial Corp.
  6.71% due 8/15/29                                   1,050,000        1,018,342
  8.05% due 10/15/27                                  3,500,000        3,557,960
IMC Home Equity Loan
  6.16% due 5/20/14                                   2,000,000        1,999,340
J. P. Morgan Co. Inc.
  6.373% due 1/15/30                                    666,859          661,130
Lehman Brothers/First Union
  6.479% due 3/18/04                                    798,300          796,120
Merrill Lynch Mortgage Co.
  6.95% due 6/18/29                                   1,297,406        1,312,689
Morgan Stanley Capital Investment Inc.
  6.44% due 11/15/02                                  1,105,000        1,101,862
Nomura Asset Securitization Corp.
  8.15% due 3/04/20                                   2,000,000        2,105,680
PNC Mortgage Securitization Corp.
  6.392% due 9/25/13                                      1,610            1,537
Peco Energy Transportation Trust
  6.05% due 3/01/09                                   1,100,000        1,053,591

Residential Funding Mortgage
  Securitization Corp.
  7.00% due 2/25/08                                     432,799          433,609
Sears Credit Account Master Trust II
  5.25% due 10/16/08                                  1,110,000        1,060,050
Structured Asset Securities Corp.
  6.79% due 6/12/04                                   1,827,180        1,843,971
                                                                     -----------
                                                                      29,838,900
                                                                     -----------
DOMESTIC CORPORATIONS -- 10.7%
--------------------------------------------------------------------------------
Ahold Financial USA Inc.
  6.875% due 5/01/29                                  1,130,000        1,045,126
American Financial Group Inc.
  7.125% due 4/15/09                                  1,045,000          972,341
Associates Corp.
  6.95% due 11/01/18                                  1,365,000        1,315,178
BB&T Corp.
  6.375% due 6/30/05                                  1,470,000        1,432,633
Bank One Corp.
  5.625% due 2/17/04                                  1,050,000        1,004,346
Century Telecommunications
  Enterprises Inc.
  6.30% due 1/15/08                                   1,000,000          952,180
Conoco Inc.
  5.90% due 4/15/04                                   1,150,000        1,122,147
Conseco Inc.
  6.40% due 6/15/01                                     850,000          832,720
Dayton Hudson Corp.
  6.65% due 8/01/28                                   1,120,000        1,021,787
Equitable Life Assurance
  6.95% due 12/01/05                                  1,050,000        1,047,984
Ford Motor Co.
  6.625% due 10/01/28                                 1,285,000        1,156,731
General Motors Acceptance Corp.
  6.15% due 4/05/07                                   1,040,000          990,319
Household Financial Corp.
  6.50% due 11/15/08                                  1,050,000        1,001,186
Imperial TOB Overseas
  7.125% due 4/01/09                                  1,070,000        1,020,769
Knight Ridder Inc.
  6.875% due 3/15/29                                    770,000          712,554
  7.15% due 11/01/27                                    170,000          163,333
Lehman Brothers Holdings Inc.
  6.40% due 8/30/00                                   1,030,000        1,031,082
  7.00% due 5/15/03                                     830,000          823,527
MCI Communications Corp.
  6.50% due 4/15/10                                   1,425,000        1,365,720

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                               June 30, 1999
(Unaudited)

                                                   PRINCIPAL
ISSUER                                              AMOUNT            VALUE
--------------------------------------------------------------------------------
Mattel Inc.
  6.00% due 7/15/03                              $   765,000         $   745,734
Merita Bank Plc
  6.50% due 4/01/09                                1,030,000             975,863
Morgan Stanley Group Inc.
  5.625% due 1/20/04                               1,150,000           1,108,416
National Rural Utilities
  6.20% due 2/01/08                                1,260,000           1,214,905
Nordstrom Inc.
  5.625% due 1/15/09                                 880,000             799,515
Petroleum Geographical
  Services
  6.625% due 3/30/08                                 735,000             691,878
Popular Inc.
  6.20% due 4/30/01                                  725,000             718,272
  6.875% due 6/15/01                                 690,000             689,427
Provident Companies Inc.
  7.00% due 7/15/18                                  525,000             502,231
Raytheon Co.
  6.30% due 3/15/05                                1,000,000             981,450
TPSA Financial BV
  7.75% due 12/10/08                               1,075,000           1,043,677
                                                                      ----------
                                                                      28,483,031
                                                                      ----------
MORTGAGE OBLIGATIONS -- 10.7%
--------------------------------------------------------------------------------
MORTGAGE BACKED SECURITIES/PASSTHROUGHS -- 7.1%
--------------------------------------------------------------------------------
Federal Home Loan Mortgage Corp.
  6.00% due 12/31/99                               1,000,000             940,470
  6.25% due 6/15/24                                  860,000             837,194
  7.00% due 12/31/99                               2,000,000           2,001,250
  8.50% due 6/01/01                                    6,685               6,767
  9.50% due 2/01/01                                    3,382               3,426
Federal National
  Mortgage Association
  5.50% due 12/31/99                               5,000,000           4,559,375
  6.50% due 12/01/99                               2,000,000           1,970,620
  6.50% due 12/01/99                               1,840,000           1,775,011
  6.50% due 05/01/29                               2,467,231           2,380,088
  7.349% due 8/17/21                                 600,000             611,208
  7.50% due 10/01/25                                 120,157             121,358
  7.50% due 11/01/25                               1,687,981           1,704,861
  7.50% due 7/01/29                                2,000,000           2,022,500
  9.00% due 11/01/01                                   5,922               6,074
                                                                      ----------
                                                                      18,940,202
                                                                      ----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION -- 3.6%
--------------------------------------------------------------------------------
  6.50% due 12/15/99                             $ 1,100,000        $ 1,057,892
  6.50% due 12/31/99                               2,000,000          1,918,750
  7.00% due 12/31/99                               4,300,000          4,242,208
  7.00% due 2/15/24                                1,088,443          1,077,221
  7.25% due 10/16/22                               1,259,676          1,265,975
                                                                      ----------
                                                                       9,562,046
                                                                      ----------
TOTAL MORTGAGE OBLIGATIONS                                            28,502,248
                                                                      ----------

YANKEE BONDS -- 1.1%
--------------------------------------------------------------------------------
Corporacion Andina de Fomento
  7.75% due 3/01/04                                1,050,000           1,022,788
Korea Development Bank
  7.128% due 4/22/04                               1,030,000           1,005,646
Manitoba Province, Canada
  5.50% due 10/01/08                               1,050,000             968,394
                                                                       ---------
                                                                       2,996,828
                                                                       ---------

UNITED STATES  GOVERNMENT & AGENCY  OBLIGATIONS -- 10.8%
--------------------------------------------------------------------------------
United States  Treasury Bonds -- 4.8%
--------------------------------------------------------------------------------
8.125% due 8/15/19                                5,300,000            6,401,393
3.625% due 4/15/28                                  996,510              940,296
5.25% due 11/15/28                                  500,000              443,205
3.875% due 4/15/29                                5,053,750            4,987,420
                                                                      ----------
                                                                      12,772,314
                                                                      ----------
United States  Treasury Notes -- 3.9%
--------------------------------------------------------------------------------
5.75% due 11/30/02                                       550,000         551,116
4.25% due 11/15/03                                     2,000,000       1,888,440
 5.875% due 2/15/04                                    2,125,000       2,138,621
6.875% due 5/15/06                                       560,000         589,574
 6.625% due 5/15/07                                    1,300,000       1,353,833
3.875% due  1/15/09                                    1,420,000       1,403,130
5.50% due 5/15/09                                      2,390,000       2,334,719
                                                                      ----------
                                                                      10,259,433
                                                                      ----------

BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS (Continued)                    June 30, 1999
(Unaudited)

                                                     PRINCIPAL
ISSUER                                                AMOUNT            VALUE
--------------------------------------------------------------------------------
United States Agency Obligations-- 2.1%
--------------------------------------------------------------------------------
Federal National
  Mortgage Association
  5.49% due 8/18/00                             $   3,800,000     $   3,794,072
Tennessee Valley Authority
  5.88% due 4/01/36                                 1,750,000         1,715,945
                                                                    -----------
                                                                      5,510,017
                                                                    -----------
Total United States
  Government & Agency Obligations                                    28,541,764
                                                                    -----------
Total Fixed Income
  (Identified Cost $121,209,260)                                    118,362,771
                                                                    -----------
SHORT-TERM OBLIGATIONS
AT AMORTIZED COST -- 0.1%
United States Treasury Bills
  4.59% due 9/23/99
Total Short-Term Obligations
(Identified Cost $158,286)                                              158,298
                                                                    -----------
Total Investments
  (Identified Cost $272,630,661)                        105.9%    $ 281,454,449
  Other Assets,Less Liabilities                          (5.9)      (15,634,241)
                                                         ----       -----------
NET ASSETS                                              100.0%    $ 265,820,208
                                                        =====     =============

FUTURES CONTRACTS
--------------------------------------------------------------------------------
Futures contracts which were open at June 30, 1999 are as follows:

                                      Aggregate
                   Number of         Face Value     Expiration        Unrealized
                   Contracts        Of Contracts       Date           Gain/loss
--------------------------------------------------------------------------------
U. S. T-notes
2Yr 9/99
Sept. (Long)           20             $2,000,000       1999             $4,537

U. S. T-notes
10Yr 9/99
Sept. (Short)         (65)            (6,500,000)      1999           ($77,675)

U. S. T-bond 9/99
Sept.  (Short)        (25)            (2,500,000)      1999            ($9,563)
                                                                      --------
                                                                      ($82,701)
                                                                      ========
See notes to financial statements

Balanced Portfolio
STATEMENT OF ASSETS AND LIABILITIES

JUNE 30, 1999 (Unaudited)
--------------------------------------------------------------------------------
ASSETS:
Investments at value (Note 1A) (Identified Cost, $272,630,661)     $281,454,449
Cash                                                                      7,746
Receivable for investments sold                                       9,790,437
Dividends and interest receivable                                     1,462,302
--------------------------------------------------------------------------------
    Total assets                                                    292,714,934
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investments purchased                                    26,623,445
Payable to affiliates-Investment advisory fees (Note 2)                  42,599
Accrued expenses and other liabilities                                  159,463
Payable for daily variation on futures contracts                         69,219
--------------------------------------------------------------------------------
    Total liabilities                                                26,894,726
--------------------------------------------------------------------------------
NET ASSETS                                                         $265,820,208
================================================================================
REPRESENTED BY:
Paid-in capital for beneficial interests                           $265,820,208
================================================================================

BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 1999 (Unaudited)

INVESTMENT INCOME:
Interest                                               $3,439,858
Dividends                                               1,417,791
--------------------------------------------------------------------------------
                                                                    $4,857,649
--------------------------------------------------------------------------------
EXPENSES:
Investment advisory fees (Note 2)                         530,594
Custody and fund accounting fees                           93,677
Administrative fees (Note 3)                               66,324
Legal fees                                                 15,000
Audit fees                                                 13,750
Trustee fees                                                3,954
Other                                                       6,282
--------------------------------------------------------------------------------
    Total expenses                                                     729,581
--------------------------------------------------------------------------------
Net investment income                                                4,128,068
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain from investment transactions         21,520,534
Net realized gain from futures contracts                  387,719
Unrealized depreciation of investments and
  futures contracts                                    (4,199,546)
--------------------------------------------------------------------------------
Net realized and unrealized gain on investments
  and futures contracts                                             17,708,707
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $21,836,775
================================================================================

See notes to financial statements

BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
                                                   SIX MONTHS
                                                      ENDED          YEAR ENDED
                                                  JUNE 30, 1999     DECEMBER 31,
                                                   (Unaudited)          1998
================================================================================
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS:
Net investment  income                          $   4,128,068     $   7,943,643
Net realized gain from investment
  transactions and futures contracts               21,908,253        29,726,471
Unrealized depreciation of investments
  and futures contracts                            (4,199,546)      (17,148,033)
--------------------------------------------------------------------------------
Net increase in net assets resulting
from operations                                    21,836,775        20,522,081
--------------------------------------------------------------------------------
CAPITAL TRANSACTIONS:
Proceeds from contributions                         5,082,500        17,030,280
Value of withdrawals                              (26,222,931)      (23,622,833)
--------------------------------------------------------------------------------
Net decrease in net assets from
  capital transactions                            (21,140,431)       (6,592,553)
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS                            696,344        13,929,528
--------------------------------------------------------------------------------
NET ASSETS:
Beginning of period                               265,123,864       251,194,336
--------------------------------------------------------------------------------
End of period                                   $ 265,820,208     $ 265,123,864
================================================================================

BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


                           SIX MONTHS                                                   MAY 1, 1994
                              ENDED                                                    (COMMENCEMENT
                             JUNE 30,               YEAR ENDED DECEMBER 31,          OF OPERATIONS) TO
                              1999        ------------------------------------------    DECEMBER 31,
                           (Unaudited)     1998        1997        1996         1995        1994
======================================================================================================
Ratios/Supplemental Data:
Net Assets, end of period
  (000's omitted)           $265,820     $265,124    $251,194    $247,526    $251,519    $228,948
Ratio of expenses to
  average net assets          0.55%*        0.55%       0.55%       0.55%       0.53%      0.51%*
Ratio of net
  investment income
  to average net assets       3.11%*        3.08%       2.90%       3.50%       3.69%      3.53%*
Portfolio turnover               88%         133%        134%        241%        210%        105%

======================================================================================================
* Annualized


See notes to financial statements

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1. SIGNIFICANT ACCOUNTING POLICIES Balanced Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank, N.A. ("Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator. Citibank is a wholly-owned subsidiary of Citicorp, which in turn, is a wholly-owned subsidiary of Citigroup Inc. Citigroup Inc. was formed as a result of the merger of Citicorp and Travelers Group, Inc. which was completed on October 8, 1998.
   The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.
   The significant accounting policies consistently followed by the Portfolio are as follows:
   A. INVESTMENT SECURITY Valuations Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less) are valued on the basis of valuations furnished by pricing services approved by the Board of Trustees which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
   B. INCOME Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for federal income tax purposes. Gain and loss from principal paydowns are recorded as interest income. Dividend income is recorded on the ex-dividend date.
   C. U.S. FEDERAL TAXES The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income or excise tax is necessary.
   D. EXPENSES The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited)

expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
   E. REPURCHASE AGREEMENTS. It is the policy of the Portfolio to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian bank's vault, all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Portfolio to monitor, on a daily basis, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.
   F. TBA PURCHASE COMMITMENTS The Portfolio enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. The Portfolio holds, and maintains until the settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under Note 1A.
  Although the Portfolio will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Portfolio may dispose of a commitment prior to settlement if the Portfolio's Adviser deems it appropriate to do so.
   G. FUTURES CONTRACTS The Portfolio may engage in futures transactions. The Portfolio may use futures contracts in order to protect the Portfolio from fluctuation in interest rates without actually buying or selling debt securities, or to manage the effective to maturity or duration of fixed income securities in the Portfolio in an effort to reduce potential losses or enhance potential gains. The underlying value of a futures contract is incorporated within unrealized appreciation/depreciation in the Portfolio of Investments under the caption "Futures Contracts". Buying futures contracts tends to increase the Portfolio's exposure to the underlying instrument. Selling futures contracts tends to either decrease the Portfolio's exposure to the underlying instrument, or to hedge other Portfolio investments.
   Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin". Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

value are recorded as unrealized gains or losses and the Portfolio recognizes a realized gain or loss when the contract is closed. Futures contracts are valued at the settlement price established by the board of trade or exchange on which they are traded.

  There are several risks in connection with the use of futures contracts as a hedging device. The change in the value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in the value of the hedged instruments. In addition, there is the risk the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market. Futures contracts involve, to varying degrees, risk of loss in excess of the futures variation margin reflected in the Statement of Assets and Liabilities.

  H.  OTHER  Investment  transactions  are    accounted   for  on the  date  the
investments  are purchased or sold.  Realized gains and losses  are   determined
on the identified cost basis.

2. INVESTMENT ADVISORY FEES The advisory fee paid to Citibank, amounted to $530,594 for the six months ended June 30, 1999. Advisory fees are computed at the annual rate of 0.40% of the Portfolio's average daily net assets less the aggregate amount (if any) payable by the Portfolio Trust pursuant to the Sub-Adviser Agreement with the Subadviser. Effective May, 1999 Citibank delegated the daily advisory of the Equity portion of the Portfolio to SSBC Fund Management, Inc., an affiliate of Citibank (the "Subadviser"). The Portfolio pays the Subadviser the following fees, which are accrued daily and payable monthly and are at the annual rates equal to a percentage of the aggregate assets of the Portfolio allocated to the Subadviser: 0.65% on the first $10 million, 0.50% on the next $10 million, 0.40% on the next $10 million, 0.30% on remaining assets.
   The advisory fees paid to the Subadviser amounted to $65,904 for the period ended June 30, 1999.

3. ADMINISTRATIVE FEES Under the terms of an Administrative Services Agreement, the administrative fees paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The Administrative fees amounted to $66,324 for the six months ended June 30, 1999. Citibank acts as Sub-Administrator and performs certain duties and receives compensation from SFG from time to time as agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.

BALANCED PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. PURCHASES AND SALES OF INVESTMENTS Purchases and sales of investments, other than short-term obligations, aggregated $262,542,663 and $238,574,503 respectively, for the six months ended June 30, 1999. Purchases and sales of U.S. Government securities aggregated to $92,411,000 and $97,697,440, respectively.

5. FEDERAL INCOME TAX BASIS OF INVESTMENTS The cost and unrealized appreciation (depreciation) in value of the investment securities owned at June 30, 1999, as computed on a federal income tax basis, are as follows:

Aggregate cost                                                   $272,630,661
================================================================================
Gross unrealized appreciation                                    $ 15,600,693
Gross unrealized depreciation                                      (6,776,905)
--------------------------------------------------------------------------------
Net unrealized appreciation                                       $ 8,823,788
================================================================================

6. LINE OF CREDIT The Portfolio, along with the other Portfolios in the CitiFunds Family, has entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $75 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. The line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the six months ended June 30, 1999, the commitment fee allocated to the Portfolio was $337. Since the line of credit was established, there have been no borrowings.


24